John Hancock
Global Equity Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 92.5%		$704,698,114
(Cost $618,010,234)
Australia 1.1%		8,228,470
BHP Group, Ltd.	233,710	7,337,538
Woodside Energy Group, Ltd.	42,232	890,932
France 12.7%		96,396,923
Air Liquide SA	106,310	18,622,077
Capgemini SE	57,259	11,126,146
Carrefour SA	526,059	10,790,060
Cie Generale des Etablissements Michelin SCA	70,736	9,221,791
Sanofi	192,149	20,561,451
TotalEnergies SE	440,589	26,075,398
Germany 1.0%		7,364,916
Deutsche Post AG	177,967	7,364,916
Ireland 1.2%		9,477,865
CRH PLC	230,108	9,477,865
Japan 6.2%		47,276,830
FANUC Corp.	69,204	11,280,196
Mitsubishi Estate Company, Ltd.	745,578	11,085,831
Sumitomo Mitsui Financial Group, Inc.	427,400	13,108,154
Tokyo Electric Power Company Holdings, Inc. (A)	3,160,800	11,802,649
Netherlands 4.4%		33,558,462
ING Groep NV	1,114,969	12,607,675
Koninklijke Ahold Delhaize NV	393,534	10,851,820
Stellantis NV	673,122	10,098,967
Spain 1.4%		10,870,963
Amadeus IT Group SA (A)	174,708	10,870,963
Switzerland 4.4%		33,701,133
Chubb, Ltd.	59,108	12,488,929
Roche Holding AG	62,244	21,212,204
United Kingdom 7.9%		60,214,773
Amcor PLC, CHESS Depositary Interest	1,132,982	14,906,124
Associated British Foods PLC	523,897	11,401,160
AstraZeneca PLC	99,376	13,133,874
Ferguson PLC	49,781	5,986,224
Reckitt Benckiser Group PLC	191,568	14,787,391
United States 52.2%		397,607,779
Alphabet, Inc., Class A (A)	13,139	29,894,378
Apple, Inc.	49,213	7,324,863
Arthur J. Gallagher & Company	89,903	14,558,892
AutoZone, Inc. (A)	7,229	14,889,210
Bank of America Corp.	307,550	11,440,860
Cisco Systems, Inc.	329,894	14,861,725
Comcast Corp., Class A	304,238	13,471,659
ConocoPhillips	175,244	19,690,416
Corteva, Inc.	454,693	28,472,876
Electronic Arts, Inc.	115,635	16,032,793
Freeport-McMoRan, Inc.	180,195	7,042,021
Huntington Bancshares, Inc.	690,955	9,590,455
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Intercontinental Exchange, Inc.	87,913	$9,001,412
Johnson & Johnson	152,938	27,456,959
Meta Platforms, Inc., Class A (A)	54,580	10,568,871
Microsoft Corp.	117,853	32,040,693
Northrop Grumman Corp.	15,615	7,307,352
Oracle Corp.	202,368	14,554,307
Otis Worldwide Corp.	195,480	14,543,712
Philip Morris International, Inc.	277,661	29,501,481
T-Mobile US, Inc. (A)	114,046	15,201,191
UnitedHealth Group, Inc.	44,657	22,184,704
Waste Management, Inc.	103,375	16,385,971

Wells Fargo & Company	253,244	11,590,978
Preferred securities 2.6%		$19,439,855
(Cost $18,150,177)
South Korea 2.6%		19,439,855
Samsung Electronics Company, Ltd.	396,317	19,439,855

	Yield (%)	Shares	Value
Short-term investments 4.6%			$35,281,331
(Cost $35,281,331)
Short-term funds 4.6%			35,281,331
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.6471(B)	35,281,331	35,281,331

Total investments (Cost $671,441,742) 99.7%	$759,419,300
Other assets and liabilities, net 0.3%	2,050,692
Total net assets 100.0%	$761,469,992

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-22.
The fund had the following sector composition as a percentage of net assets on 5-31-22:
Information technology	14.5%
Health care	13.7%
Financials	12.4%
Materials	11.3%
Communication services	11.2%
Consumer staples	10.1%
Industrials	8.3%
Energy	6.1%
Consumer discretionary	4.5%
Real estate	1.5%
Utilities	1.5%
Short-term investments and other	4.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$8,228,470	—	$8,228,470	—
France	96,396,923	—	96,396,923	—
Germany	7,364,916	—	7,364,916	—
Ireland	9,477,865	—	9,477,865	—
Japan	47,276,830	—	47,276,830	—
Netherlands	33,558,462	—	33,558,462	—
Spain	10,870,963	—	10,870,963	—
Switzerland	33,701,133	$12,488,929	21,212,204	—
United Kingdom	60,214,773	—	60,214,773	—
United States	397,607,779	397,607,779	—	—
Preferred securities	19,439,855	—	19,439,855	—
Short-term investments	35,281,331	35,281,331	—	—
Total investments in securities	$759,419,300	$445,378,039	$314,041,261	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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